Shareholders' Equity	12 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS' EQUITY

13. SHAREHOLDERS’ EQUITY

Ordinary shares

Beta FinTech was established under the laws of Cayman Islands on August 20, 2024.

The Company performed a series of share restructuring exercises mentioned in Note 1 which resulted in 16,020,000 ordinary shares issued and outstanding and this has been retroactively reflected from the beginning of the first period presented in the accompanying consolidated financial statements.

As of June 30, 2025 and 2024, there were 16,020,000 shares of ordinary shares issued and outstanding.

Subscription receivables

The balance represented the outstanding subscription consideration for the ordinary shares of the Company. They are recognized as deduction of equity in accordance with SAB Topic 4:E.